Schedule of investments
Delaware Investments® National Municipal Income Fund
June 30, 2021 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 141.96%
Corporate Revenue Bonds — 14.26%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project) Series A 144A 7.75% 7/1/50 #	725,000	$871,124
Buckeye Tobacco Settlement Financing Authority
(Senior) Series A-2 4.00% 6/1/48	750,000	877,222
Central Plains Energy Project Revenue, Nebraska
(Project No. 3) Series A 5.00% 9/1/36	225,000	318,276
Commonwealth Financing Authority Revenue, Pennsylvania
(Tobacco Master Settlement Payment) 4.00% 6/1/39 (AGM)	1,015,000	1,165,413
Florida Development Finance Surface Transportation Facilities Revenue
(Brightline Passenger Rail Project) Series B 144A 7.375% 1/1/49 (AMT) #	680,000	748,197
(Virgin Trains USA Passenger Rail Project) Series A 144A 6.50% 1/1/49 (AMT) #, •	475,000	489,013
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
George L Smith II Congress Center Authority Revenue
(Convention Center Hotel) Series A 4.00% 1/1/54	1,000,000	$1,168,700
M-S-R Energy Authority, California Gas
Series B 6.50% 11/1/39	250,000	412,600
Series C 7.00% 11/1/34	1,000,000	1,575,610
New Jersey Tobacco Settlement Financing Corporation
Series B 5.00% 6/1/46	200,000	237,844
Shoals, Indiana
(National Gypsum Project) 7.25% 11/1/43 (AMT)	310,000	337,010
Suffolk County, New York Tobacco Asset Securitization
Series B 5.00% 6/1/32	750,000	770,880
Tobacco Settlement Financing Corporation, Louisiana
Asset-Backed Note Series A 5.25% 5/15/35	460,000	497,899
Tobacco Settlement Financing Corporation, New Jersey
Series A 5.00% 6/1/46	130,000	156,272
TSASC Revenue, New York
(Settlement) Series A 5.00% 6/1/41	60,000	70,504

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Schedule of investments
Delaware Investments® National Municipal Income Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Valparaiso, Indiana
(Pratt Paper Project) 7.00% 1/1/44 (AMT)	240,000	$274,399
		9,970,963
Education Revenue Bonds — 14.95%
Arizona Industrial Development Authority Revenue
(American Charter Schools Foundation Project) 144A 6.00% 7/1/47 #	330,000	402,580
Board of Regents of the University of Texas System
Series B 5.00% 8/15/49	1,000,000	1,589,210
California Educational Facilities Authority Revenue
(Loma Linda University) Series A 5.00% 4/1/47	500,000	591,515
(Stanford University)
Series V-1 5.00% 5/1/49	900,000	1,449,369
Series V-2 2.25% 4/1/51	500,000	504,485
Health & Educational Facilities Authority of the State of Missouri
(St. Louis College of Pharmacy Project) 5.25% 5/1/33	500,000	529,480
Illinois Finance Authority Revenue
(CHF - Chicago, L.L.C. - University Of Illinois at Chicago Project) Series A 5.00% 2/15/50	460,000	531,926
(Chicago International Charter School Project) 5.00% 12/1/47	535,000	600,361
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Louisiana Public Facilities Authority Revenue
(Provident Group-Flagship Properties) Series A 5.00% 7/1/56	500,000	$576,395
Massachusetts Development Finance Agency
(Umass Boston Student Housing Project) 5.00% 10/1/48	285,000	322,067
Philadelphia, Pennsylvania Authority for Industrial Development
(1st Philadelphia Preparatory College) Series A 7.25% 6/15/43	370,000	427,846
Phoenix, Arizona Industrial Development Authority Revenue
(Rowan University Project) 5.00% 6/1/42	1,000,000	1,039,420
Pima County, Arizona Industrial Development Authority
(Edkey Charter Schools Project) 144A 5.00% 7/1/49 #	500,000	549,375
University of California
Series AI 5.00% 5/15/32	1,000,000	1,086,090

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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Wyoming Community Development Authority Student Housing Revenue
(CHF-Wyoming LLC) 6.50% 7/1/43	250,000	$250,000
		10,450,119
Electric Revenue Bonds — 5.07%
Long Island Power Authority, New York Electric System Revenue
5.00% 9/1/47	305,000	372,063
Series A 5.00% 9/1/44	250,000	281,753
Series B 5.00% 9/1/46	130,000	155,390
Philadelphia, Pennsylvania Gas Works Revenue
(1998 General Ordinance Fifteenth Series) 5.00% 8/1/47	500,000	598,165
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	70,000	68,075
Series AAA 5.25% 7/1/25 ‡	40,000	39,000
Series CCC 5.25% 7/1/27 ‡	315,000	307,125
Series WW 5.00% 7/1/28 ‡	305,000	296,612
Series XX 4.75% 7/1/26 ‡	40,000	38,750
Series XX 5.25% 7/1/40 ‡	1,180,000	1,150,500
Series XX 5.75% 7/1/36 ‡	150,000	147,188
Series ZZ 4.75% 7/1/27 ‡	35,000	33,906
Series ZZ 5.25% 7/1/24 ‡	55,000	53,625
		3,542,152
Healthcare Revenue Bonds — 34.67%
Alabama Special Care Facilities Financing Authority-Birmingham Alabama
(Methodist Home for the Aging) 6.00% 6/1/50	500,000	531,350
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Allegheny County Hospital, Pennsylvania Development Authority
(Allegheny Health Network Obligated Group Issue) Series A 4.00% 4/1/44	300,000	$340,995
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project)
Series A 5.00% 1/1/54	190,000	194,398
Series B 5.00% 1/1/49	70,000	69,792
Series B 5.125% 1/1/54	85,000	85,138

(Phoenix Children's Hospital) Series A 4.00% 2/1/50	530,000	615,097
Brookhaven Development Authority Revenue, Georgia
(Children's Healthcare of Atlanta) Series A 4.00% 7/1/49	30,000	35,055
California Health Facilities Financing Authority Revenue
(Kaiser Permanente) Series A-2 5.00% 11/1/47	730,000	1,117,915
California Statewide Communities Development Authority
(Loma Linda University Medical Center) Series A 144A 5.25% 12/1/56 #	500,000	564,745

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Schedule of investments
Delaware Investments® National Municipal Income Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Capital Trust Agency, Florida
(Tuscan Gardens Senior Living Center) Series A 7.00% 4/1/49	375,000	$200,115
Colorado Health Facilities Authority Revenue
(Adventhealth Obligated Group) Series A 3.00% 11/15/51	1,000,000	1,076,940
(CommonSpirit Health) Series A-2 4.00% 8/1/49	1,000,000	1,136,980
(Healthcare Facilities - American Baptist) 8.00% 8/1/43	330,000	353,668
(Sanford Health) Series A 5.00% 11/1/44	500,000	633,555
Cuyahoga County, Ohio Hospital Revenue
(The Metrohealth System) 5.50% 2/15/57	1,000,000	1,185,870
Escambia County Health Facilities Authority Revenue
(Healthcare Facilities - Baptist) Series A 4.00% 8/15/50	1,540,000	1,773,787
Glendale, Arizona Industrial Development Authority
(Royal Oaks - Inspirata Pointe Project) Series A 5.00% 5/15/56	500,000	567,020
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Hamilton County, Ohio Hospital Revenue
(Cincinnati Children's Hospital Medical Center Project) Series CC 5.00% 11/15/49	645,000	$1,007,393
Kalispell, Montana
(Immanuel Lutheran Corporation Project) Series A 5.25% 5/15/37	700,000	773,661
Maryland Health & Higher Educational Facilities Authority
(University of Maryland Medical System Issue) Series D 4.00% 7/1/48	255,000	289,111
Miami-Dade County, Florida Health Facilities Authority Revenue
(Nicklaus Children's Hospital Project) 5.00% 8/1/47	200,000	241,068
Michigan Finance Authority Revenue
(Beaumont Health Credit Group) 5.00% 11/1/44	1,000,000	1,166,160
Monroe County, New York Industrial Development Revenue
(Rochester Regional Health Project) Series A 4.00% 12/1/46	440,000	506,686

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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Montgomery County Higher Education and Health Authority
(Thomas Jefferson University) Series A 4.00% 9/1/49	750,000	$855,308
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 6.125% 7/1/50	750,000	809,768
New Hope, Texas Cultural Education Facilities
(Cardinal Bay Inc.)
Series A1 5.00% 7/1/51	135,000	141,059
Series B 4.75% 7/1/51	160,000	113,875
New Jersey Health Care Facilities Financing Authority Revenue
(St. Peters University Hospital) 6.25% 7/1/35	300,000	300,987
(Valley Health System Obligated) 4.00% 7/1/44	475,000	553,014
New York State Dormitory Authority
Series A 4.00% 7/1/53	355,000	415,194
(Orange Regional Medical Center) 144A 5.00% 12/1/35 #	500,000	604,605
Orange County, Florida Health Facilities Authority Revenue
(Mayflower Retirement Center)
5.00% 6/1/32	400,000	400,872
5.00% 6/1/36	250,000	250,510
5.125% 6/1/42	750,000	751,462
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Oregon State Facilities Authority Revenue
(Peacehealth Project) Series A 5.00% 11/15/29	500,000	$553,645
Palm Beach County Health Facilities Authority, Florida
(Sinai Residences Boca Raton Project) Series A 7.50% 6/1/49	105,000	112,122
Palomar Health, California
5.00% 11/1/39	130,000	149,427
Tarrant County, Texas Cultural Education Facilities Finance
(Buckner Senior Living - Ventana Project) 6.75% 11/15/47	250,000	285,773
University of North Carolina Board of Governors
5.00% 2/1/49	500,000	784,930
Washington Health Care Facilities Authority Revenue
(CommonSpirit Health) Series A-2 5.00% 8/1/38	250,000	314,045
Westminster, Maryland
(Lutheran Village Millers Grant) Series A 6.00% 7/1/34	500,000	556,045
Wisconsin Health & Educational Facilities Authority
(Covenant Communities, Inc. Project) Series B 5.00% 7/1/53	1,000,000	1,039,830

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Schedule of investments
Delaware Investments® National Municipal Income Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Yavapai County, Arizona Industrial Development Authority Revenue
(Yavapai Regional Medical Center) Series A 5.00% 8/1/28	720,000	$777,794
		24,236,764
Lease Revenue Bonds — 8.44%
California State Public Works Board Lease Revenue
(Various Capital Projects) Series A 5.00% 4/1/37	1,000,000	1,034,050
Metropolitan Pier & Exposition Authority Illinois Revenue
(McCormick Place Expansion)
4.00% 6/15/50	1,375,000	1,585,554
5.00% 6/15/50	290,000	362,970
New Jersey Economic Development Authority
Series WW 5.25% 6/15/30	1,000,000	1,177,500
(Transit Transportation Project) Series A 4.00% 11/1/44	500,000	576,845
New Jersey Transportation Trust Fund Authority
Series AA 4.00% 6/15/45	1,000,000	1,167,790
		5,904,709
Local General Obligation Bonds — 2.81%
Chicago Board of Education, Illinois
5.00% 4/1/42	205,000	244,950
5.00% 4/1/46	210,000	249,669
Chicago, Illinois
Series A 5.50% 1/1/34	225,000	258,127
Series C 5.00% 1/1/38	500,000	574,330
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
New York City, New York
Series C 5.00% 8/1/43	500,000	$641,190
		1,968,266
Pre-Refunded/Escrowed to Maturity Bonds — 8.80%
East Hempfield Township, Pennsylvania Industrial Development Authority
(Student Services Income - Student Housing Project) 5.00% 7/1/35-23 §	1,000,000	1,093,940
JEA Electric System Revenue, Florida
Series A 5.00% 10/1/33-23 §	645,000	713,918
Series A 5.00% 10/1/33-23 §	355,000	392,932
Monroe County, Pennsylvania Hospital Authority Revenue
(Pocono Medical Center) Series A 5.00% 1/1/41-22 §	500,000	511,665
New Hope, Texas Cultural Education Facilities
(Chief-Collegiate Housing-Tarleton St.) Series A 5.00% 4/1/34-24 §	1,000,000	1,118,530
New York State Dormitory Authority
Series A 5.00% 3/15/33-23 §	1,000,000	1,082,620
Philadelphia, Pennsylvania Water & Wastewater Revenue
Series A 5.00% 7/1/45-24 §	500,000	569,740

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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Private Colleges & Universities Authority Revenue, Georgia
(Mercer University) Series A 5.00% 10/1/32-21 §	135,000	$136,603
Public Finance Authority, Wisconsin Airport Facilities Revenue
(AFCO Investors II Portfolio) 144A 5.75% 10/1/31-22 (AMT) #, §	500,000	533,695
		6,153,643
Special Tax Revenue Bonds — 12.61%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
(City Center Project) 144A 5.375% 5/1/42 #	175,000	207,613
Guam Government Business Privilege Tax Revenue
Series B-1 5.00% 1/1/42	540,000	552,598
Kansas City, Missouri Redevelopment Authority Revenue
(Convention Centre Hotel Project - TIF Financing) Series B 144A 5.00% 2/1/40 #	135,000	147,386
Massachusetts Bay Transportation Authority Senior
Series A 5.25% 7/1/29	200,000	266,648
New Jersey Economic Development Authority Revenue
(Cigarette Tax)
5.00% 6/15/28	200,000	206,328
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New Jersey Economic Development Authority Revenue
(Cigarette Tax)
5.00% 6/15/29	800,000	$824,424
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Route 33 Project) 7.00% 7/1/32	205,000	220,947
Public Finance Authority, Wisconsin Airport Facilities Revenue
(American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	380,000	444,851
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.579% 7/1/46 ^	2,310,000	762,554
Series A-1 4.75% 7/1/53	3,235,000	3,683,145
Series A-2 4.329% 7/1/40	595,000	668,363
Sales Tax Securitization, Illinois
Series A 5.00% 1/1/40	500,000	607,980
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Sales Tax - Vacation Village Project A) Series A 5.75% 9/1/32	220,000	224,312
		8,817,149
State General Obligation Bonds — 12.59%
California State
(Various Purposes)
5.00% 10/1/41	440,000	445,192
5.00% 11/1/47	1,000,000	1,241,400

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Schedule of investments
Delaware Investments® National Municipal Income Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Commonwealth of Puerto Rico
Series A 5.125% 7/1/37 ‡	225,000	$193,781
Series A 5.25% 7/1/34 ‡	715,000	659,588
Series A 8.00% 7/1/35 ‡	1,900,000	1,577,000
Illinois State
5.00% 1/1/28	285,000	333,587
5.00% 5/1/36	90,000	98,792
5.00% 11/1/36	1,170,000	1,365,729
5.00% 2/1/39	160,000	173,912
5.50% 5/1/39	500,000	648,085
Series A 5.00% 4/1/38	170,000	180,620
Series A 5.125% 12/1/29	310,000	381,579

(Rebuild Illinois Program) Series B 4.00% 11/1/39	1,300,000	1,500,837
		8,800,102
Transportation Revenue Bonds — 26.63%
Alameda Corridor, California Transportation Authority
(2nd Sub Lien) Series B 5.00% 10/1/37	430,000	506,914
Atlanta, Georgia Department of Aviation
Series B 5.00% 1/1/29	1,000,000	1,118,750
California Municipal Finance Authority Mobile Home Park Revenue
(LINXS APM Project) Series A 5.00% 12/31/47 (AMT)	615,000	747,010
Chicago, Illinois O'Hare International Airport Revenue
(General-Senior Lien)
Series A 5.00% 1/1/48 (AMT)	250,000	306,097
Series D 5.25% 1/1/34	1,000,000	1,071,870
Harris County, Texas Toll Road Authority Revenue
(Senior Lien) Series A 4.00% 8/15/48	500,000	577,170
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Metropolitan Transportation Authority Revenue, New York
(Green Bond)
Series A-1 5.00% 11/15/47	1,000,000	$1,251,060
Series C-1 5.25% 11/15/55	750,000	958,650
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue
(Dulles Metrorail and Capital Improvement Projects) Series B 4.00% 10/1/49	510,000	585,740
New Jersey Turnpike Authority
Series A 4.00% 1/1/48	1,000,000	1,160,610
Series B 5.00% 1/1/40	250,000	309,045
New Orleans, Louisiana Aviation Board
Series B 5.00% 1/1/45 (AMT)	1,000,000	1,136,880
New York Liberty Development Revenue
(1 World Trade Center Port Authority Construction) 5.00% 12/15/41	500,000	510,025
New York Transportation Development
(Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project) 4.00% 1/1/36 (AMT)	750,000	862,147
(La Guardia Airport) Series A 5.25% 1/1/50 (AMT)	700,000	792,561

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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New York Transportation Development
(Terminal 4 John F. Kennedy International Airport Project))
Series C 4.00% 12/1/39	70,000	$84,508
Series C 4.00% 12/1/41	65,000	78,132
Series C 5.00% 12/1/29	20,000	26,340
Pennsylvania Turnpike Commission Subordinate
Series A-1 5.00% 12/1/43	500,000	570,030
Series A-1 5.00% 12/1/47	210,000	255,520
Phoenix City, Arizona Civic Improvement Airport Revenue
Series B 5.00% 7/1/49 (AMT)	1,000,000	1,240,340
Salt Lake City, Utah Airport Revenue
Series B 5.00% 7/1/42	625,000	764,644
South Jersey Port Corporation
(Subordinated Marine Terminal Revenue) Series B 5.00% 1/1/48 (AMT)	195,000	229,439
South Jersey Port, New Jersey
(Subordinated Marine Terminal Revenue)
Series A 5.00% 1/1/49	85,000	101,487
Series B 5.00% 1/1/42 (AMT)	85,000	100,781
St. Louis, Missouri Airport Revenue
(Lambert St. Louis International) 5.00% 7/1/32 (AMT)	1,000,000	1,046,460
Texas Private Activity Bond Surface Transportation Corporate Senior Lien Revenue
(Blueridge Transportation Group)
5.00% 12/31/40 (AMT)	110,000	125,196
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Texas Private Activity Bond Surface Transportation Corporate Senior Lien Revenue
(Blueridge Transportation Group)
5.00% 12/31/45 (AMT)	110,000	$124,446
5.00% 12/31/50 (AMT)	160,000	180,562

(NTE Mobility Partners Segments 3 LLC Segment 3C Project) 5.00% 6/30/58 (AMT)	500,000	617,155
(NTE Mobility Partners)
6.75% 6/30/43 (AMT)	225,000	255,015
7.00% 12/31/38 (AMT)	165,000	188,013
Triborough Bridge & Tunnel Authority Revenue, New York
(MTA Bridges And Tunnels) Series A 5.00% 11/15/49	350,000	452,291
Virginia Small Business Financing Authority
(Transform 66 P3 Project) 5.00% 12/31/56 (AMT)	235,000	281,944
		18,616,832
Water & Sewer Revenue Bonds — 1.13%
New York City, New York Water & Sewer System Revenue
Series GG-1 4.00% 6/15/50	500,000	588,865
(Unrefunded Balance) 5.00% 6/15/47	185,000	200,638
		789,503
Total Municipal Bonds (cost $90,656,442)		99,250,202

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Schedule of investments
Delaware Investments® National Municipal Income Fund (Unaudited)
	Principal amount°	Value (US $)

Short-Term Investments — 0.43%
Variable Rate Demand Note — 0.43%¤
Mississippi Business Finance Corporation Gulf Opportunity Zone Industrial Development Revenue
(Chevron U.S.A. Inc. Project) Series G 0.01% 11/1/35	300,000	$300,000
Total Short-Term Investments (cost $300,000)		300,000

Total Value of Securities—142.39% (cost $90,956,442)		$99,550,202
Liquidation Value of Preferred – (42.91%)		(30,000,000)
Receivables and Other Assets Net of Liabilities—0.52%		364,113
Net Assets Applicable to 4,528,443 Shares Outstanding—100.00%		$69,914,315
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2021, the aggregate value of Rule 144A securities was $5,563,184, which represents 7.96% of the Fund's net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of June 30, 2021.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
CHF – Collegiate Housing Foundation
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
USD – US Dollar

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